Earnings/(Loss) Per Share - Schedule of Earnings Per Shares, Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share
Net income / (loss) attributable to WISeKey International Holding AG (USD'000)	$ (20,340)	$ (28,659)	$ 8,187
Effect of potentially dilutive instruments on net gain			335
Net income/(loss) attributable to WISeKey International Holding AG after effect of potentially dilutive instruments			$ 8,522
Shares used in net earnings / (loss) per share computation:
Weighted average shares outstanding - basic	71,642,457	42,785,300	36,079,000
Effect of potentially dilutive equivalent shares			1,399,458
Weighted average shares outstanding - diluted			37,478,458
Net earnings / (loss) per share
Basic weighted average loss per share attributable to WIHN (USD)	$ (0.28)	$ (0.67)	$ 0.23
Diluted weighted average loss per share attributable to WIHN (USD)	$ (0.28)	$ (0.67)	$ 0.23